Summary of significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Lease term for leasehold land	50 years
Goodwill impairment	$ 0	$ 0	$ 0
Ordinary shares, par value	$ 1.00	$ 1.00
Cumulative adjustment to opening accumulated loss upon adoption	$ (107,104,000)	$ (80,357,000)
Contributions to defined contribution plans	2,092,000	2,286,000	1,653,000
Sub-lease rentals	$ 274,000	228,000	229,000
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%
Adjustment | ASU 2016-09
Cumulative adjustment to opening accumulated loss upon adoption	$ 0
Adjustment expected | ASU 2014-09
Cumulative adjustment to opening accumulated loss upon adoption				$ 1,100,000
Other expense
Net foreign currency exchange losses	$ 316,000	109,000	79,000
Buildings
Property plant and equipment useful life	20 years
Operating lease rentals	$ 2,285,000	$ 1,838,000	$ 1,426,000
Minimum | Plant and equipment
Property plant and equipment useful life	5 years
Minimum | Furniture and fixtures, other equipment and motor vehicles
Property plant and equipment useful life	4 years
Maximum | Plant and equipment
Property plant and equipment useful life	10 years
Maximum | Furniture and fixtures, other equipment and motor vehicles
Property plant and equipment useful life	5 years
Maximum | Leasehold improvements
Property plant and equipment useful life	5 years